Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 15:     Other Comprehensive Income (Loss)

Other comprehensive income (loss) components and related taxes are as follows:

	2011	2010	2009

Unrealized gains on securities available for sale	$2,107,167	$269,808	$3,124,990
Reclassification for realized amount included in income	(1,871,387)	(450,885)	(960,320)
Other comprehensive income (loss), before tax effect	235,780	(181,077)	2,164,670
Tax expense (benefit)	80,165	(61,566)	735,988

Other comprehensive income (loss)	$155,615	$(119,511)	$1,428,682

Accumulated other comprehensive income consists entirely of the net unrealized gain on available-for-sale securities.